Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of lease investment and net lease investment
(c)	As of December 31, 2020 and 2021, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2020		2021
Less than 1 year	￦	41,847	126
1 year - 3 years		47	—
Undiscounted lease payments		41,894	126
Unrealized interest income		(7)	—

Present value of minimum lease payment	￦	41,887	126